Stock-Based Compensation Plans - Nonqualified Stock Options, Activity (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2014 Stock Incentive Plan, Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan
Stock-Based Compensation Plans - Disclosures
Option expiration period	10 years	10 years
Nonqualified Stock Options
Change in options outstanding
Options granted (in shares)	0.0	0.0